Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2016
Shareholders' equity
Schedule of issued and outstanding share capital

	March 31, 2016	March 31, 2015
Common stock issued:
Class A ordinary shares	21,102,872	18,515,323
Class B ordinary shares	12,086,022	14,336,022
Less: Common stock held in treasury	(35,579)	—

Common stock outstanding	33,153,315	32,851,345